OPPENHEIMER DISCIPLINED ALLOCATION FUND
SEMIANNUAL REPORT APRIL 30, 1997

[PHOTO]

"WE WANT THE
COMFORT OF
HAVING A VARIETY
OF DIFFERENT
INVESTMENTS,
BUT THE
CONVENIENCE
OF DOING IT WITH
ONE FUND."

[OPPENHEIMERFUNDS LOGO]


OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

THIS FUND IS FOR PEOPLE WHO WANT A SIMPLE WAY TO
PURSUE FAVORABLE OPPORTUNITIES ACROSS MANY DIFFERENT
TYPES OF INVESTMENTS.

HOW YOUR FUND IS MANAGED

Oppenheimer Disciplined Allocation Fund seeks to maximize total investment return (including capital appreciation and income) principally by allocating assets among stocks, corporate bonds, U.S. government securities and money market instruments. The management team arrives at the portfolio allocation through a disciplined use of a multi-dimensional model. The model is analyzed periodically and allocations vary in response to current market dynamics.

PERFORMANCE

Total returns for the six months ended 4/30/97 were 5.76% for Class A shares, 5.35% for Class B shares, and 5.35% for Class C shares, without deducting sales charges.(1)

      Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 3/31/97 were 1.30%, 9.39% and 9.53%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 was 1.85% and from inception on 10/2/95 to 3/31/97 was 6.31%. For
Class C shares, cumulative total return from inception on 5/1/96 to 3/31/97 was 5.73%.(2)

OUTLOOK

"We continue to employ the Fund's time-tested, value-oriented strategies for choosing stock, bond and money market investments, as well as for allocating the assets of the Fund."


                                                 Peter Antos, Portfolio Manager
                                                                 April 30, 1997


Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. All classes of shares have the same investment portfolio but different expenses. For more complete information, please review the prospectus carefully before you invest. Prior to March 1, 1996, the Fund had a different investment adviser. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current adviser.

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was less during a portion of some of the periods shown, and actual investment results will be different as a result. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 4% (since inception). Class C returns include the applicable contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

2  Oppenheimer Disciplined Allocation Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Disciplined
Allocation Fund

DEAR SHAREHOLDER,

So far, 1997 has brought the volatility we anticipated in the equity market. April saw a 9% decline, but it was followed by an even larger rebound. Despite this volatility, we remain optimistic about the rest of the year. On the one hand, the equity market is backed by solid economic fundamentals that should continue for the near future. On the other hand, the ups and downs of the business cycle are a reality, and at some point, possibly this year, we expect that the economy will move into a phase of slower growth.

      On a positive note, the economy has been expanding slowly but steadily. Interest rates are still relatively low, despite the Federal Reserve's recent increase in short-term rates. Low interest rates translate into reduced borrowing rates for companies, which use these savings to improve productivity through new efficiency-enhancing technologies. Higher productivity translates into lower production costs, which in turn results in higher profits.

      In addition, inflation is at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a "pre-emptive" act to keep inflation low and extend the economy's healthy growth cycle.

      Despite this good news, we are realistic about the future of the equity market. During 1996, most market gains came from a very select group of about 50-100 large-capitalization stocks. The broader market, including small- and mid-size companies, actually delivered mixed results for the past year. Many large-company stocks are becoming overvalued, or expensive in price, and market buyers will reach a point when they are no longer willing to pay high premiums for them. This may result in a correction, unless investors turn to the many small- and mid-cap stocks that are relatively undervalued. There is plenty of room for growth in these areas, and we expect to see these stocks participating in the market during 1997.

      In this uncertain period, selectivity will be our key to maintaining an effective portfolio. It will be important to base stock choices on the individual merits of companies, such as strong management, fundamental business policies, long-term future prospects and price. For you, the investor, maintaining a long-term investment horizon is essential. Short-term swings will inevitably occur, but the market's long-term trend has been to move higher and higher.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill

May 21, 1997


3  Oppenheimer Disciplined Allocation Fund

PETER ANTOS
STEPHEN LIBERA
MICHAEL STRATHEARN
KENNETH WHITE
ARTHUR ZIMMER
Portfolio Management Team

Q + A

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

After a difficult 1996 due to a notable underweighting in stocks, our asset allocation strategy turned more positive towards stocks in December. As a result, we increased Oppenheimer Disciplined Allocation Fund's equity exposure, reduced its fixed income weighting, and performance benefited. However, with stock prices looking expensive by historic standards, our equity allocation is still lighter than that of many similar funds. For the six-month period ending April 30, 1997, cumulative total return before sales charges was 5.76% for the Fund's Class A shares.(1)

WHAT CHARACTERISTICS DO YOU LOOK FOR WHEN EVALUATING STOCKS?

We use a "bottom-up" approach, looking at individual securities, not sectors, to find investments we believe have good growth potential. When looking at equities, we screen the market for out-of-favor, undervalued stocks that have experienced positive earnings surprises. On the fixed income side, we look for relatively high-grade bonds to provide some stability and income.

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

The Fund's largest weighting was in the financial services sector, and these securities provided the Fund with its strongest performance. Conseco, an insurance company whose management team has a major interest in the value of the stock, performed exceptionally well because it added several successful acquisitions to the company's core business. Other strong performers in the Fund's financial services holdings included Travelers Group, NationsBank, BankAmerica, BankBoston and Chase Manhattan.

      Although the Fund was underweighted in technology stocks, the stocks we owned in this sector performed very well. Our holdings in Seagate Technology, Dell Computer and Intel outperformed analysts' expectations for the period, due in part to strong personal computer demand.(2)

DID ANY INVESTMENTS NEGATIVELY IMPACT THE PORTFOLIO?

When interest rates rose, many of our bond holdings declined modestly in value. Within the stock portion of the Fund, our natural gas holdings under-performed. Natural gas prices rose substantially last year, creating earnings momentum in the industry and excellent stock performance. In 1997, natural gas prices have fallen back somewhat, and stocks with exposure to that business have lagged as a result. We have cut our positions slightly, but continue to maintain some holdings where we still see strong fundamentals.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We continue to employ the Oppenheimer Disciplined Allocation Fund's time-tested, value-oriented strategies for choosing stock, bond and money market investments, as well as for allocating the assets of the Fund among these three asset classes. Stock valuations are still high, and unless interest rates decline substantially, our current exposure to stocks is not likely to increase. And, if key indicators turn negative toward the stock market again, we may further reduce our equity weighting. So far it appears 1997 may be a more volatile year for equity prices than any other year since 1990.


1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. The Fund's portfolio is subject to change.


4  Oppenheimer Disciplined Allocation Fund

STATEMENT OF INVESTMENTS   April 30, 1997 (Unaudited)

                                                                                                     FACE               MARKET VALUE
                                                                                                     AMOUNT             SEE NOTE 1
====================================================================================================================================
SHORT-TERM NOTES--6.1%
------------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Bank, 5.28%, 5/1/97 (Cost $14,400,000)(1)                         $14,400,000         $14,400,000

====================================================================================================================================
ASSET-BACKED SECURITIES--0.4%
------------------------------------------------------------------------------------------------------------------------------------
                 Olympic Automobile Receivables Trust, Receivables-Backed Nts.,
                 Series 1997-A, Cl. A5, 6.80%, 2/15/05 (Cost $998,137)                                 1,000,000             994,845

====================================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--9.4%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--7.3%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--3.8%
                 Federal Home Loan Mortgage Corp.:
                 Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation Certificates:
                 Series 1992-15, Cl. KZ, 7%, 2/25/22                                                     712,946             600,209
                 6%, 3/1/09                                                                              856,099             825,349
                 Series 1337, Cl. D, 6%, 8/15/07                                                       1,000,000             918,430
                 Series 1820, Cl. Pl, 5.75%, 7/15/06                                                   1,000,000             970,620
                 Series 1994-43, Cl. PE, 6%, 12/25/19                                                    800,000             780,000
                 Interest-Only Stripped Mtg.-Backed Security,
                 Series 1583, Cl. IC, 9.046%, 1/15/20(2)                                               2,000,000             378,984
                 Series 1849, Cl. VA, 6%, 12/15/10                                                       882,529             857,978
                 -------------------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Assn.:
                 6%, 12/1/03                                                                             848,272             828,143
                 6.50%, 3/1/26                                                                           741,688             700,659
                 7.50%, 1/1/08--6/1/08                                                                   964,158             975,359
                 Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit
                 Pass-Through Certificates:
                 Series 1993-181, Cl. C, 5.40%, 10/25/02                                                 400,000             395,748
                 Series 1993-190, Cl. Z, 5.85%, 7/25/08                                                  306,651             299,644
                 Interest-Only Stripped Mtg.-Backed Security,
                 Series 1993-223, Cl. PM, 7.414%, 10/25/23(2)                                          2,376,293             386,884
                                                                                                                        ------------
                                                                                                                           8,918,007

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--3.5%
                 Government National Mortgage Assn.:
                 6.50%, 10/15/23--4/15/24                                                              5,674,579           5,380,928
                 7%, 4/15/09--2/15/24                                                                  1,549,937           1,523,072
                 7.50%, 3/15/09                                                                          749,013             760,481
                 8%, 5/15/17                                                                             519,437             533,925
                                                                                                                        ------------
                                                                                                                           8,198,406

------------------------------------------------------------------------------------------------------------------------------------
PRIVATE--2.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.1%
                 Chase Commercial Mortgage Securities Corp., Commercial
                 Mtg. Obligations, Series 1996-1, Cl. A2, 7.60%, 7/18/28                               1,500,000           1,500,938
                 -------------------------------------------------------------------------------------------------------------------
                 PNC Mortgage Securities Corp., Commercial Mtg.
                 Pass-Through Certificates, Series 1995-2, Cl. A3, 2/25/12                             1,000,000             990,313
                                                                                                                        ------------
                                                                                                                           2,491,251

5  Oppenheimer Disciplined Allocation Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.2%
                 Green Tree Financial Corp., Series 1994-7, Cl. A3, 8%, 3/15/20                    $     500,000    $    507,340
--------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY--0.1%
                 Housing Securities, Inc., Series 1994-3, Cl. A3, 7.25%, 9/25/12(3)                      270,617         270,829
--------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.7%
                 GE Capital Mortgage Services, Inc.:
                 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
                 Series 1994-7, Cl. A18, 2/25/09                                                         994,428         868,882
                 Series HE2, Cl. A3, 7.30%, 3/25/12                                                      700,000         704,047
                                                                                                                    ------------
                                                                                                                       1,572,929
                                                                                                                    ------------
                 Total Mortgage-Backed Obligations (Cost $22,189,040)                                                 21,958,762

================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS--9.7%
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds:
                 7.50%, 11/15/16                                                                       5,725,000       5,995,151
                 8.75%, 5/15/17                                                                        8,250,000       9,737,582
                 ---------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Nts., 6.50%, 8/15/05                                                    7,085,000       6,978,731
                                                                                                                    ------------
                 Total U.S. Government Obligations (Cost $21,702,805)                                                 22,711,464

================================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------------------------------------------------------
                 Colombia (Republic of) Unsub. Nts., 7.125%, 5/11/98                                     300,000         300,937
                 ---------------------------------------------------------------------------------------------------------------
                 United Mexican States Bonds, 6.97%, 8/12/00                                             250,000         238,125
                                                                                                                    ------------
                 Total Foreign Government Obligations (Cost $539,851)                                                    539,062

================================================================================================================================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--23.3%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--2.1%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
                 Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                  500,000         502,360
                 ---------------------------------------------------------------------------------------------------------------
                 Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                   228,000         239,553
                 ---------------------------------------------------------------------------------------------------------------
                 FMC Corp., 8.75% Sr. Nts., 4/1/99                                                       500,000         517,803
                 ---------------------------------------------------------------------------------------------------------------
                 Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                         500,000         589,941
                 ---------------------------------------------------------------------------------------------------------------
                 PPG Industries, Inc., 9% Debs., 5/1/21                                                  250,000         281,079
                                                                                                                    ------------
                                                                                                                       2,130,736

--------------------------------------------------------------------------------------------------------------------------------
METALS--0.4%
                 Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                              850,000         910,673
--------------------------------------------------------------------------------------------------------------------------------
PAPER--0.8%
                 Aracruz Celulose SA, 10.375% Debs., 1/31/02                                             750,000         784,688
                 ---------------------------------------------------------------------------------------------------------------
                 Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                 500,000         501,875
                 ---------------------------------------------------------------------------------------------------------------
                 Fort Howard Corp., 9.25% Sr. Nts., 3/15/01                                              500,000         517,500
                                                                                                                    ------------
                                                                                                                       1,804,063

6  Oppenheimer Disciplined Allocation Fund

                                                                                                    FACE             MARKET VALUE
                                                                                                    AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--2.5%
---------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--0.3%
                 Black & Decker Corp., 6.625% Nts., 11/15/00                                        $    700,000      $   694,723
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--0.7%
                 Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                               500,000          500,385
                 ----------------------------------------------------------------------------------------------------------------
                 Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A, 3/30/01                           1,250,000        1,233,166
                                                                                                                     ------------
                                                                                                                        1,733,551

---------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.0%
                 Reed Elsevier, Inc., 6.625% Nts., 10/15/23(4)                                           400,000          345,936
                 ----------------------------------------------------------------------------------------------------------------
                 Tele-Communications, Inc., 7.15% Sr. Medium-Term Nts., 2/3/98                           400,000          401,469
                 ----------------------------------------------------------------------------------------------------------------
                 Time Warner, Inc., 7.45% Nts., 2/1/98                                                   700,000          705,349
                 ----------------------------------------------------------------------------------------------------------------
                 TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                           750,000          812,711
                                                                                                                     ------------
                                                                                                                        2,265,465

---------------------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--0.5%
                 Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                350,000          379,255
                 ----------------------------------------------------------------------------------------------------------------
                 Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                            400,000          389,904
                 ----------------------------------------------------------------------------------------------------------------
                 Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                    300,000          309,599
                                                                                                                     ------------
                                                                                                                        1,078,758

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--2.0%
---------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
                 Bass America, Inc., 6.75% Gtd. Nts., 8/1/99                                             250,000          250,786
                 ----------------------------------------------------------------------------------------------------------------
                 Fomento Economico Mexicano SA de CV, 9.50% Unsub. Nts., 7/22/97                         450,000          452,250
                                                                                                                     ------------
                                                                                                                          703,036

---------------------------------------------------------------------------------------------------------------------------------
FOOD--0.9%
                 ConAgra, Inc., 9.75% Sr. Nts., 11/1/97                                                  500,000          508,495
                 ----------------------------------------------------------------------------------------------------------------
                 CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                           500,000          469,899
                 ----------------------------------------------------------------------------------------------------------------
                 Dole Food Co., 6.75% Nts., 7/15/00                                                      530,000          527,617
                 ----------------------------------------------------------------------------------------------------------------
                 Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                 500,000          509,030
                                                                                                                     ------------
                                                                                                                        2,015,041

---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--0.3%
                 Tenet Healthcare Corp.:
                 8% Sr. Nts., 1/15/05                                                                    250,000          245,313
                 8.625% Sr. Unsec. Nts., 12/1/03                                                         500,000          510,000
                                                                                                                     ------------
                                                                                                                          755,313

---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.5%
                 Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                          500,000          500,625
                 ----------------------------------------------------------------------------------------------------------------
                 Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                              290,000          290,741
                 ----------------------------------------------------------------------------------------------------------------
                 Procter & Gamble Co., 9.36% Debs., 1/1/21                                               250,000          295,645
                                                                                                                     ------------
                                                                                                                        1,087,011

7  Oppenheimer Disciplined Allocation Fund

                                                                                                  FACE                MARKET VALUE
                                                                                                  AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS--2.3%
                 Chesapeake Energy Corp., 7.875% Sr. Nts., 3/15/04(4)                             $  750,000            $3,725,625
                 -----------------------------------------------------------------------------------------------------------------
                 Coastal Corp., 8.125% Sr. Nts., 9/15/02                                             500,000               522,004
                 -----------------------------------------------------------------------------------------------------------------
                 Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                           500,000               484,813
                 -----------------------------------------------------------------------------------------------------------------
                 Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                        500,000               515,000
                 -----------------------------------------------------------------------------------------------------------------
                 Ferrellgas LP/Ferrellgas Finance Corp., 10% Sr. Nts., Series A, 8/1/01              500,000               518,750
                 -----------------------------------------------------------------------------------------------------------------
                 Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                              915,000               895,714
                 -----------------------------------------------------------------------------------------------------------------
                 Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(4)                                   500,000               494,159
                 -----------------------------------------------------------------------------------------------------------------
                 TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                    500,000               616,760
                 -----------------------------------------------------------------------------------------------------------------
                 Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                 650,000               606,245
                                                                                                                      ------------
                                                                                                                         5,379,070

----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--1.4%
                 BP America, Inc., 8.875% Gtd. Debs., 12/1/97                                        500,000               507,799
                 -----------------------------------------------------------------------------------------------------------------
                 Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                 500,000               492,775
                 -----------------------------------------------------------------------------------------------------------------
                 Occidental Petroleum Corp., 6.27% Medium-Term Nts., 11/8/00                       1,000,000               980,286
                 -----------------------------------------------------------------------------------------------------------------
                 Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                     750,000               747,336
                 -----------------------------------------------------------------------------------------------------------------
                 Phillips Petroleum Co., 7.53% Pass-Through Certificates, Series 1994-A1, 9/27/98    539,026               544,034
                                                                                                                      ------------
                                                                                                                         3,272,230

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--9.4%
----------------------------------------------------------------------------------------------------------------------------------
BANKS--1.8%
                 BankAmerica Corp., 6% Nts., 7/15/97                                                 500,000               499,964
                 -----------------------------------------------------------------------------------------------------------------
                 Chase Manhattan Corp. (New), 10.125% Sub. Nts., 11/1/00                             250,000               275,236
                 -----------------------------------------------------------------------------------------------------------------
                 Citicorp Capital II, 8.015% Bonds, 2/15/27                                          500,000               493,488
                 -----------------------------------------------------------------------------------------------------------------
                 Citicorp, 5.625% Sr. Nts., 2/15/01                                                  550,000               528,693
                 -----------------------------------------------------------------------------------------------------------------
                 First Fidelity Bancorporation, 8.50% Sub. Capital Nts., 4/1/98                      500,000               509,311
                 -----------------------------------------------------------------------------------------------------------------
                 Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                            250,000               275,390
                 -----------------------------------------------------------------------------------------------------------------
                 Mellon Capital I, 7.72% Bonds, 12/1/26                                              200,000               189,784
                 -----------------------------------------------------------------------------------------------------------------
                 Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                           400,000               400,848
                 -----------------------------------------------------------------------------------------------------------------
                 People's Bank of Bridgeport, 7.20% Sub. Nts., 12/1/06                             1,000,000               966,486
                                                                                                                      ------------
                                                                                                                         4,139,200



8  Oppenheimer Disciplined Allocation Fund

                                                                                                     FACE               MARKET VALUE
                                                                                                     AMOUNT             SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--6.9%
                 American General Finance Corp.:
                 7.70% Sr. Nts., 11/15/97                                                            $   500,000        $    504,302
                 8.50% Sr. Nts., 8/15/98                                                                 500,000             513,293
                 -------------------------------------------------------------------------------------------------------------------
                 Aristar, Inc., 8.125% Sr. Nts., 12/1/97                                                 250,000             252,820
                 -------------------------------------------------------------------------------------------------------------------
                 Associates Corp. of North America, 6.75% Sr. Nts., 10/15/99                             500,000             500,721
                 -------------------------------------------------------------------------------------------------------------------
                 Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                    500,000             500,429
                 -------------------------------------------------------------------------------------------------------------------
                 Capital One Funding Corp., 7.25% Nts., 12/1/03                                          440,000             426,066
                 -------------------------------------------------------------------------------------------------------------------
                 Chrysler Financial Corp., 5.875% Nts., 2/7/01                                         1,000,000             967,878
                 -------------------------------------------------------------------------------------------------------------------
                 Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                     1,000,000             955,922
                 -------------------------------------------------------------------------------------------------------------------
                 Countrywide Funding Corp.:
                 6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                           400,000             388,068
                 6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                         500,000             493,400
                 6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                           250,000             250,622
                 -------------------------------------------------------------------------------------------------------------------
                 Fleet Mtg. Group, Inc.:
                 6.125% Nts., 8/15/97                                                                  1,000,000           1,000,139
                 6.50% Nts., 9/15/99                                                                     250,000             248,856
                 -------------------------------------------------------------------------------------------------------------------
                 Ford Motor Credit Co.:
                 6.25% Unsub. Nts., 2/26/98                                                              500,000             502,120
                 8% Nts., 12/1/97                                                                        500,000             505,377
                 -------------------------------------------------------------------------------------------------------------------
                 General Motors Acceptance Corp., 5.65% Medium-Term Nts., 12/15/97                     1,000,000             998,009
                 -------------------------------------------------------------------------------------------------------------------
                 Golden West Financial Corp., 10.25% Sub. Nts., 5/15/97                                  500,000             500,579
                 -------------------------------------------------------------------------------------------------------------------
                 Household Finance Corp. Ltd., 6% Gtd. Sr. Nts., 6/30/98                                 250,000             248,608
                 -------------------------------------------------------------------------------------------------------------------
                 Household International BV, 6% Gtd. Sr. Nts., 3/15/99                                   500,000             493,408
                 -------------------------------------------------------------------------------------------------------------------
                 Merrill Lynch & Co., Inc.:
                 6% Nts., 3/1/01                                                                         500,000             486,739
                 6.50% Nts., 4/1/01                                                                      500,000             494,242
                 -------------------------------------------------------------------------------------------------------------------
                 Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                   500,000             530,313
                 -------------------------------------------------------------------------------------------------------------------
                 Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                       500,000             501,233
                 -------------------------------------------------------------------------------------------------------------------
                 Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                    750,000             767,590
                 -------------------------------------------------------------------------------------------------------------------
                 PHH Corp., 6.50% Nts., 2/1/00                                                           350,000             347,997
                 -------------------------------------------------------------------------------------------------------------------
                 Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                           1,000,000           1,035,571
                 -------------------------------------------------------------------------------------------------------------------
                 Sears Roebuck Acceptance Corp., 5.99% Medium-Term Nts., Series 1, 12/26/00              500,000             485,848
                 -------------------------------------------------------------------------------------------------------------------
                 TransAmerica Finance Corp.:
                 6.75% Sr. Nts., 8/15/97                                                                 500,000             500,898
                 6.80% Sr. Nts., 3/15/99                                                                 250,000             250,789
                 -------------------------------------------------------------------------------------------------------------------
                 U.S. Leasing International, Inc., 7% Nts., 11/1/97                                      500,000             502,164
                                                                                                                        ------------
                                                                                                                          16,154,001

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.7%
                 Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                       750,000             744,879
                 -------------------------------------------------------------------------------------------------------------------
                 Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(4)               500,000             483,539
                 -------------------------------------------------------------------------------------------------------------------
                 SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                  450,000             465,388
                                                                                                                        ------------
                                                                                                                           1,693,806



9  Oppenheimer Disciplined Allocation Fund

                                                                                                  FACE                MARKET VALUE
                                                                                                  AMOUNT              SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--1.9%
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--0.3%
                 American Standard, Inc., 10.875% Sr. Nts., 5/15/99(3)                            $   740,000         $   780,700
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.7%
                 Sun Co., Inc., 7.95% Debs., 12/15/01                                               1,000,000           1,034,408
                 ----------------------------------------------------------------------------------------------------------------
                 USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06(3)                         750,000             716,550
                                                                                                                      -----------
                                                                                                                        1,750,958
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--0.2%
                 Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03(3)                                 400,000             402,000
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.7%
                 Federal Express Corp., 6.25% Nts., 4/15/98                                           750,000             748,757
                 ----------------------------------------------------------------------------------------------------------------
                 Union Pacific Corp.:
                 7% Nts., 6/15/00                                                                     500,000             502,864
                 7.60% Nts., 5/1/05                                                                   500,000             508,677
                                                                                                                      -----------
                                                                                                                        1,760,298

---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--0.6%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.2%
                 British Aerospace plc, 8% Debs., 5/27/97                                             500,000             500,625
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY--0.4%
                 MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                   500,000             505,757
                 ----------------------------------------------------------------------------------------------------------------
                 U.S. West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                            500,000             495,360
                                                                                                                      -----------
                                                                                                                        1,001,117

---------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
                 Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                        500,000             507,511
                 ----------------------------------------------------------------------------------------------------------------
                 El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99(3)                     250,000             250,625
                                                                                                                      -----------
                                                                                                                          758,136

---------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
                 Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                            500,000             493,303
                 ----------------------------------------------------------------------------------------------------------------
                 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                      750,000             735,798
                                                                                                                      -----------
                                                                                                                        1,229,101

---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.3%
                 GTE Corp., 8.85% Debs., 3/1/98                                                       750,000             764,937
                                                                                                                      -----------
                 Total Non-Convertible Corporate Bonds and Notes (Cost $55,428,280)                                    54,764,549




10  Oppenheimer Disciplined Allocation Fund

                                                                                                                     MARKET VALUE
                                                                                                       SHARES        SEE NOTE 1
=================================================================================================================================
COMMON STOCKS--50.9%
---------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--3.7%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
                 Du Pont (E.I.) De Nemours & Co.                                                       22,500          $2,387,812
---------------------------------------------------------------------------------------------------------------------------------
METALS--1.5%
                 Allegheny Teledyne, Inc.                                                              39,000           1,038,375
                 ----------------------------------------------------------------------------------------------------------------
                 Aluminum Co. of America                                                               31,900           2,229,012
                 ----------------------------------------------------------------------------------------------------------------
                 Oregon Steel Mills, Inc.                                                              17,300             285,450
                                                                                                                       ----------
                                                                                                                        3,552,837

---------------------------------------------------------------------------------------------------------------------------------
PAPER--1.2%
                 Fort Howard Corp.(5)                                                                  78,800           2,713,675
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--4.1%
---------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--0.5%
                 Crescent Real Estate Equities, Inc.                                                   45,400           1,191,750
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.5%
                 AMR Corp.(5)                                                                          19,700           1,834,562
                 ----------------------------------------------------------------------------------------------------------------
                 Delta Air Lines, Inc.                                                                 18,100           1,667,462
                 ----------------------------------------------------------------------------------------------------------------
                 Galoob Toys, Inc.(5)                                                                   5,900              99,562
                                                                                                                       ----------
                                                                                                                        3,601,586

---------------------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.1%
                 Federated Department Stores, Inc.(5)                                                  28,600             972,400
                 ----------------------------------------------------------------------------------------------------------------
                 Sears Roebuck & Co.                                                                   35,500           1,704,000
                                                                                                                       ----------
                                                                                                                        2,676,400

---------------------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.0%
                 CompUSA, Inc.                                                                         11,000             211,750
                 ----------------------------------------------------------------------------------------------------------------
                 Costco Cos., Inc.(5)                                                                  76,600           2,211,825
                                                                                                                       ----------
                                                                                                                        2,423,575

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--5.7%
---------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
                 Anheuser-Busch Cos., Inc.                                                             54,700           2,345,262
---------------------------------------------------------------------------------------------------------------------------------
FOOD--2.2%
                 American Stores Co.                                                                   58,400           2,657,200
                 ----------------------------------------------------------------------------------------------------------------
                 Kroger Co.(5)                                                                         95,200           2,618,000
                                                                                                                       ----------
                                                                                                                        5,275,200

---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--1.3%
                 Tenet Healthcare Corp.(5)                                                             69,795           1,814,670
                 ----------------------------------------------------------------------------------------------------------------
                 WellPoint Health Networks, Inc.(5)                                                    29,200           1,233,700
                                                                                                                       ----------
                                                                                                                        3,048,370

---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.8%
                 Premark International, Inc.                                                           74,500           1,825,250
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
                 RJR Nabisco Holdings Corp.                                                            31,700             943,075
---------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS--1.3%
                 Diamond Offshore Drilling, Inc.(5)                                                    12,600             811,125
                 ----------------------------------------------------------------------------------------------------------------
                 Global Marine, Inc.(5)                                                                38,500             774,812
                 ----------------------------------------------------------------------------------------------------------------
                 Oryx Energy Co.                                                                       37,900             758,000
                 ----------------------------------------------------------------------------------------------------------------
                 Tidewater, Inc.                                                                       16,200             650,025
                                                                                                                       ----------
                                                                                                                        2,993,962



11  Oppenheimer Disciplined Allocation Fund

                                                                                                                     MARKET VALUE
                                                                                                        SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--3.5%
                 Amoco Corp.                                                                           25,100        $  2,098,987
                 ----------------------------------------------------------------------------------------------------------------
                 Chevron Corp.                                                                         36,400           2,493,400
                 ----------------------------------------------------------------------------------------------------------------
                 Exxon Corp.                                                                           28,000           1,585,500
                 ----------------------------------------------------------------------------------------------------------------
                 Mobil Corp.                                                                           15,500           2,015,000
                                                                                                                     ------------
                                                                                                                        8,192,887

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--10.4%
---------------------------------------------------------------------------------------------------------------------------------
BANKS--4.1%
                 BankAmerica Corp.                                                                     27,300           3,190,687
                 ----------------------------------------------------------------------------------------------------------------
                 BankBoston Corp.                                                                      34,300           2,495,325
                 ----------------------------------------------------------------------------------------------------------------
                 Chase Manhattan Corp. (New)                                                            6,900             639,112
                 ----------------------------------------------------------------------------------------------------------------
                 NationsBank Corp.                                                                     34,200           2,064,825
                 ----------------------------------------------------------------------------------------------------------------
                 PNC Bank Corp.                                                                        30,600           1,258,425
                                                                                                                     ------------
                                                                                                                        9,648,374

---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--2.7%
                 Dean Witter, Discover & Co.                                                           60,000           2,295,000
                 ----------------------------------------------------------------------------------------------------------------
                 Salomon, Inc.                                                                         31,800           1,590,000
                 ----------------------------------------------------------------------------------------------------------------
                 Travelers Group, Inc.                                                                 43,500           2,408,812
                                                                                                                     ------------
                                                                                                                        6,293,812

---------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.6%
                 AFLAC, Inc.                                                                           23,800           1,023,400
                 ----------------------------------------------------------------------------------------------------------------
                 Chubb Corp.                                                                           28,000           1,617,000
                 ----------------------------------------------------------------------------------------------------------------
                 Conseco, Inc.                                                                         62,600           2,590,075
                 ----------------------------------------------------------------------------------------------------------------
                 Equitable Cos., Inc.                                                                  40,900           1,196,325
                 ----------------------------------------------------------------------------------------------------------------
                 Travelers Property Casualty Corp., Cl. A                                              58,600           1,977,750
                                                                                                                     ------------
                                                                                                                        8,404,550

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--9.2%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
                 Rockwell International Corp.                                                          33,800           2,247,700
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.2%
                 DT Industries, Inc.                                                                   21,400             556,400
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--7.2%
                 AGCO Corp.                                                                            77,500           2,005,312
                 ----------------------------------------------------------------------------------------------------------------
                 Case Corp.                                                                            38,400           2,126,400
                 ----------------------------------------------------------------------------------------------------------------
                 Deere & Co.                                                                           45,700           2,102,200
                 ----------------------------------------------------------------------------------------------------------------
                 Ingersoll-Rand Co.                                                                    40,000           1,965,000
                 ----------------------------------------------------------------------------------------------------------------
                 Mark IV Industries, Inc.                                                              29,230             679,598
                 ----------------------------------------------------------------------------------------------------------------
                 PACCAR, Inc.                                                                          24,300           1,697,963
                 ----------------------------------------------------------------------------------------------------------------
                 Textron, Inc.                                                                         34,800           3,875,850
                 ----------------------------------------------------------------------------------------------------------------
                 U.S. Industries, Inc.(5)                                                              69,700           2,517,913
                                                                                                                     ------------
                                                                                                                       16,970,236

---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.8%
                 Union Pacific Corp.                                                                   31,300           1,995,375
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--7.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.4%
                 General Dynamics Corp.                                                                21,900           1,560,375
                 ----------------------------------------------------------------------------------------------------------------
                 Lockheed Martin Corp.                                                                 23,371           2,091,705
                 ----------------------------------------------------------------------------------------------------------------
                 Thiokol Corp.                                                                          2,700             176,175
                 ----------------------------------------------------------------------------------------------------------------
                 TRW, Inc.                                                                             35,800           1,866,075
                                                                                                                     ------------
                                                                                                                        5,694,330



12  Oppenheimer Disciplined Allocation Fund

                                                                                                                     MARKET VALUE
                                                                                                       SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--3.6%
                 Compaq Computer Corp.(5)                                                              15,200        $  1,297,700
                 ----------------------------------------------------------------------------------------------------------------
                 Dell Computer Corp.(5)                                                                14,100           1,179,994
                 ----------------------------------------------------------------------------------------------------------------
                 Gateway 2000, Inc.(5)                                                                 21,800           1,196,275
                 ----------------------------------------------------------------------------------------------------------------
                 Seagate Technology(5)                                                                 49,500           2,270,813
                 ----------------------------------------------------------------------------------------------------------------
                 Storage Technology Corp. (New)(5)                                                     71,000           2,493,875
                                                                                                                     ------------
                                                                                                                        8,438,657

---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--1.0%
                 Intel Corp.                                                                            5,700             872,813
                 ----------------------------------------------------------------------------------------------------------------
                 Micron Electronics, Inc.(5)                                                           16,900             344,338
                 ----------------------------------------------------------------------------------------------------------------
                 SCI Systems, Inc.(5)                                                                  17,700           1,092,975
                                                                                                                     ------------
                                                                                                                        2,310,126

---------------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.0%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
                 American Electric Power Co., Inc.                                                     21,000             850,500
                 ----------------------------------------------------------------------------------------------------------------
                 CalEnergy, Inc.(5)                                                                    37,500           1,467,188
                 ----------------------------------------------------------------------------------------------------------------
                 Entergy Corp.                                                                         44,900           1,049,538
                 ----------------------------------------------------------------------------------------------------------------
                 FPL Group, Inc.                                                                       29,700           1,325,363
                                                                                                                     ------------
                                                                                                                        4,692,589

---------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.3%
                 Columbia Gas System, Inc.                                                             45,100           2,790,563
                 ----------------------------------------------------------------------------------------------------------------
                 PanEnergy Corp.                                                                       35,100           1,553,175
                 ----------------------------------------------------------------------------------------------------------------
                 Questar Corp.                                                                         28,300           1,075,400
                                                                                                                     ------------
                                                                                                                        5,419,138

---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--1.7%
                 GTE Corp.                                                                             34,300           1,573,513
                 ----------------------------------------------------------------------------------------------------------------
                 U S West Communications Group                                                         67,800           2,381,475
                                                                                                                     ------------
                                                                                                                        3,954,988
                                                                                                                     ------------
                 Total Common Stocks (Cost $104,066,058)                                                              119,797,916

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $219,324,171)                                                         100.0%        235,166,598
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                           0.0              77,883
                                                                                                      -------        ------------
NET ASSETS                                                                                              100.0%       $235,244,481
                                                                                                      =======        ============

                 1. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

                 2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

                 3. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

                 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,049,259 or 0.87% of the Fund's net assets, at April 30, 1997.

                 5. Non-income producing security.


See accompanying Notes to Financial Statements.

13  Oppenheimer Disciplined Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES   April 30, 1997 (Unaudited)

=============================================================================================================
ASSETS
                 Investments, at value (cost $219,324,171)--see accompanying statement           $235,166,598
                 --------------------------------------------------------------------------------------------
                 Receivables:
                 Investments sold                                                                   5,540,196
                 Interest, dividends and principal paydowns                                         2,012,207
                 Shares of capital stock sold                                                         271,826
                 --------------------------------------------------------------------------------------------
                 Other                                                                                  9,640
                                                                                                 ------------
                 Total assets                                                                     243,000,467

=============================================================================================================
LIABILITIES
                 Bank overdraft                                                                        71,580
                 --------------------------------------------------------------------------------------------
                 Payables and other liabilities:
                 Investments purchased                                                              7,036,421
                 Shares of capital stock redeemed                                                     486,790
                 Directors' fees--Note 1                                                               58,354
                 Distribution and service plan fees                                                    47,561
                 Transfer and shareholder servicing agent fees                                          4,852
                 Other                                                                                 50,428
                                                                                                 ------------
                 Total liabilities                                                                  7,755,986

=============================================================================================================
NET ASSETS                                                                                       $235,244,481
                                                                                                 ============

=============================================================================================================
COMPOSITION OF
NET ASSETS
                 Par value of shares of capital stock                                            $     15,480
                 --------------------------------------------------------------------------------------------
                 Additional paid-in capital                                                       211,279,039
                 --------------------------------------------------------------------------------------------
                 Undistributed net investment income                                                  954,466
                 --------------------------------------------------------------------------------------------
                 Accumulated net realized gain on investment transactions                           7,153,069
                 --------------------------------------------------------------------------------------------
                 Net unrealized appreciation on investments--Note 3                                15,842,427
                                                                                                 ------------
                 Net assets                                                                      $235,244,481
                                                                                                 ============

=============================================================================================================
NET ASSET VALUE
PER SHARE
                 Class A Shares:
                 Net asset value and redemption price per share (based on net assets
                 of $228,545,344 and 15,042,955 shares of capital stock outstanding)                   $15.19
                 Maximum offering price per share (net asset value plus sales charge of
                 5.75% of offering price)                                                              $16.12

                 --------------------------------------------------------------------------------------------
                 Class B Shares:
                 Net asset value, redemption price and offering price per share (based on net assets of $5,832,465 and 379,850 shares of capital stock
                 outstanding)                                                                          $15.35

                 --------------------------------------------------------------------------------------------
                 Class C Shares:
                 Net asset value, redemption price and offering price per share (based on net assets
                 of $866,672 and 57,390 shares of capital stock outstanding)                           $15.10

See accompanying Notes to Financial Statements.



14  Oppenheimer Disciplined Allocation Fund

STATEMENT OF OPERATIONS   For the Six Months Ended April 30, 1997 (Unaudited)


==============================================================================================================

INVESTMENT INCOME
                 Interest                                                                         $ 4,572,057
                 --------------------------------------------------------------------------------------------
                 Dividends (net of foreign withholding taxes of $1,029)                               864,759
                                                                                                  -----------
                 Total income                                                                       5,436,816

=============================================================================================================
EXPENSES
                 Management fees--Note 4                                                              741,658
                 --------------------------------------------------------------------------------------------
                 Distribution and service plan fees--Note 4:
                 Class A                                                                              291,107
                 Class B                                                                               24,541
                 Class C                                                                                2,064
                 --------------------------------------------------------------------------------------------
                 Transfer and shareholder servicing agent fees--Note 4                                111,489
                 --------------------------------------------------------------------------------------------
                 Shareholder reports                                                                   49,447
                 --------------------------------------------------------------------------------------------
                 Directors' fees and expenses--Note 1                                                  36,896
                 --------------------------------------------------------------------------------------------
                 Legal and auditing fees                                                               21,087
                 --------------------------------------------------------------------------------------------
                 Insurance expenses                                                                     3,458
                 --------------------------------------------------------------------------------------------
                 Custodian fees and expenses                                                            3,234
                 --------------------------------------------------------------------------------------------
                 Registration and filing fees:
                 Class B                                                                                  541
                 Class C                                                                                  207
                 --------------------------------------------------------------------------------------------
                 Other                                                                                 11,052
                                                                                                  -----------
                 Total expenses                                                                     1,296,781

=============================================================================================================
NET INVESTMENT INCOME                                                                               4,140,035

=============================================================================================================
REALIZED AND UNREALIZED GAIN
                 Net realized gain on investments                                                   7,297,413
                 --------------------------------------------------------------------------------------------
                 Net change in unrealized appreciation or depreciation on investments               1,946,451
                                                                                                  -----------
                 Net realized and unrealized gain                                                   9,243,864

=============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $13,383,899
                                                                                                  ===========

See accompanying Notes to Financial Statements.

15  Oppenheimer Disciplined Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS           PERIOD
                                                                                    ENDED                ENDED
                                                                                    APRIL 30, 1997       OCTOBER 31,
                                                                                    (UNAUDITED)          1996(1)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
                 Net investment income                                               $  4,140,035         $  6,742,111
                 -----------------------------------------------------------------------------------------------------
                 Net realized gain                                                      7,297,413           20,224,060
                 -----------------------------------------------------------------------------------------------------
                 Net change in unrealized appreciation or depreciation                  1,946,451          (12,786,272)
                                                                                     ------------         ------------
                 Net increase in net assets resulting from operations                  13,383,899           14,179,899

======================================================================================================================
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
                 Dividends from net investment income:
                 Class A                                                               (4,619,569)          (5,234,654)
                 Class B                                                                  (82,991)             (50,540)
                 Class C                                                                   (7,200)              (1,461)
                 -----------------------------------------------------------------------------------------------------
                 Distributions from net realized gain:
                 Class A                                                              (19,862,943)            (786,458)
                 Class B                                                                 (389,052)              (8,614)
                 Class C                                                                  (21,246)                 (45)
----------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
                 Net increase in net assets resulting from
                 capital stock transactions--Note 2:
                 Class A                                                                6,610,301            7,182,619
                 Class B                                                                2,151,640            3,182,132
                 Class C                                                                  685,302              184,182

======================================================================================================================
NET ASSETS
                 Total increase (decrease)                                             (2,151,859)          18,647,060
                 -----------------------------------------------------------------------------------------------------
                 Beginning of period                                                  237,396,340          218,749,280
                                                                                     ------------         ------------
                 End of period (including undistributed net investment income
                 of $954,466 and $1,524,191, respectively)                           $235,244,481         $237,396,340
                                                                                     ============         ============


                 1. The Fund changed its fiscal year end from December 31 to October 31.


See accompanying Notes to Financial Statements.

16  Oppenheimer Disciplined Allocation Fund

FINANCIAL HIGHLIGHTS

                                               CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                               ENDED             PERIOD
                                               APRIL 30,         ENDED
                                               1997              OCT. 31,       YEAR ENDED DECEMBER 31,
                                               (UNAUDITED)       1996(3)        1995         1994           1993           1992
=================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $16.00          $15.46          $13.44        $14.54         $13.81       $14.02
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .27             .46             .60           .55            .48          .50
Net realized and unrealized
gain (loss)                                         .62             .49            2.59          (.86)          1.70          .86
                                               --------        --------        --------      --------       --------     --------
Total income (loss) from
investment operations                               .89             .95            3.19          (.31)          2.18         1.36
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income                                             (.31)           (.36)           (.60)         (.55)          (.48)        (.50)
Distributions from net realized gain              (1.39)           (.05)           (.57)         (.24)          (.97)       (1.07)
                                               --------        --------        --------      --------       --------     --------
Total dividends and distributions
to shareholders                                   (1.70)           (.41)          (1.17)         (.79)         (1.45)       (1.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $15.19          $16.00          $15.46        $13.44         $14.54       $13.81
                                               ========        ========        ========      ========       ========     ========

=================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                5.76%           6.27%          23.95%        (2.11)%        15.89%        9.90%

=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                 $228,545        $233,289        $218,099      $177,904       $171,205     $109,701
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $234,132        $228,203        $200,172      $187,655       $138,629     $ 96,016
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              3.50%(5)        3.52%(5)        4.00%         3.80%          3.40%        3.61%
Expenses                                           1.07%(5)        1.11%(5)        1.17%         0.96%          1.02%        1.11%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                         38.5%           85.4%           55.2%        115.0%         155.2%       177.9%
Average brokerage commission rate(7)            $0.0693         $0.0636              --            --             --           --



                                               CLASS B                                         CLASS C
                                               -----------------------------------------       --------------------------
                                               SIX MONTHS                                      SIX MONTHS
                                               ENDED                                           ENDED              PERIOD
                                               APRIL 30,         PERIOD ENDED                  APRIL 30,          ENDED
                                               1997              OCT. 31,        DEC. 31,      1997               OCT. 31,
                                               (UNAUDITED)       1996(3)         1995(2)       (UNAUDITED)        1996(1)
=========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning
  of period                                        $16.16           $15.66         $15.48        $15.93            $15.71
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                                 .21              .31            .07           .28               .30
Net realized and unrealized
gain (loss)                                           .63              .54            .70           .55               .32
                                                   ------           ------         ------        ------            ------
Total income (loss) from
investment operations                                 .84              .85            .77           .83               .62
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income                                               (.26)            (.30)          (.07)         (.27)             (.35)
Distributions from net realized gain                (1.39)            (.05)          (.52)        (1.39)             (.05)
                                                   ------           ------         ------        ------            ------
Total dividends and distributions
to shareholders                                     (1.65)            (.35)          (.59)        (1.66)             (.40)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.35           $16.16         $15.66        $15.10            $15.93
                                                   ======           ======         ======        ======            ======

=========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                  5.35%            5.51%          4.93%         5.35%             4.08%

=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                                     $5,832           $3,919           $650          $867              $188
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $4,963           $2,324           $375          $420              $ 57
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                2.70%(5)         2.86%(5)       0.73%(5)      2.56%(5)          2.90%(5)
Expenses                                             1.85%(5)         1.85%(5)       1.92%(5)      1.93%(5)          1.87%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                           38.5%            85.4%          55.2%         38.5%             85.4%
Average brokerage
commission rate(7)                                $0.0693          $0.0636             --       $0.0693           $0.0636


                 1. For the period from May 1, 1996 (inception of offering) to
                    October 31, 1996.

                 2. For the period from October 2, 1995 (inception of offering)
                    to December 31, 1995.

                 3. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.

                 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                 5. Annualized.

                 6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $110,252,456 and $80,435,226, respectively.

                 7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.



17  Oppenheimer Disciplined Allocation Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
                 Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The
                 Fund's investment objective is to seek high total investment return (current income and capital appreciation in the value of its shares). The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

                 ---------------------------------------------------------------
                 INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

                 ---------------------------------------------------------------
                 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                 ---------------------------------------------------------------
                 ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                 ---------------------------------------------------------------
                 DIRECTORS' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1997, a provision of $38,309 was made for the Fund's projected benefit obligations and payments of $4,525 were made to retired directors, resulting in an accumulated liability of $56,204.

                 ---------------------------------------------------------------
                 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.




18  Oppenheimer Disciplined Allocation Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)
                 DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                 --------------------------------------------------------------
                 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

                 ---------------------------------------------------------------
                 OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                               The preparation of financial statements in
                 conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   CAPITAL STOCK

                 The Fund has authorized 450 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                                             SIX MONTHS ENDED APRIL 30, 1997      PERIOD ENDED OCTOBER 31, 1996(1)
                                                             -------------------------------      --------------------------------
                                                             SHARES          AMOUNT               SHARES          AMOUNT
                 -----------------------------------------------------------------------------------------------------------------
                 Class A:
                 Sold                                           722,893      $ 11,145,016          2,232,163      $ 34,798,022
                 Dividends and distributions reinvested       1,604,987        24,135,453            380,285         5,902,477
                 Redeemed                                    (1,862,103)      (28,670,168)        (2,143,354)      (33,517,880)
                                                             ----------      ------------         ----------      ------------
                 Net increase                                   465,777      $  6,610,301            469,094      $  7,182,619
                                                             ==========      ============         ==========      ============
                 -------------------------------------------------------------------------------------------------------------
                 Class B:
                 Sold                                           121,828      $  1,918,138            222,321      $  3,523,228
                 Dividends and distributions reinvested          30,770           468,287              3,640            57,138
                 Redeemed                                       (15,205)         (234,785)           (25,008)         (398,234)
                                                             ----------      ------------         ----------      ------------
                 Net increase                                   137,393      $  2,151,640            200,953      $  3,182,132
                                                             ==========      ============         ==========      ============
                 -------------------------------------------------------------------------------------------------------------
                 Class C:
                 Sold                                            44,742      $    672,660             11,772      $    183,684
                 Dividends and distributions reinvested           1,854            27,753                 95             1,489
                 Redeemed                                        (1,009)          (15,111)               (64)             (991)
                                                             ----------      ------------         ----------      ------------
                 Net increase                                    45,587      $    685,302             11,803      $    184,182
                                                             ==========      ============         ==========      ============

                 1. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Fund changed its fiscal year end from December 31 to October 31.



19  Oppenheimer Disciplined Allocation Fund

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
                 At April 30, 1997, net unrealized appreciation on investments of $15,842,427 was composed of gross appreciation of $18,820,855, and gross depreciation of $2,978,428.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
                 Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million.

                                  For the six months ended April 30, 1997,
                 commissions (sales charges paid by investors) on sales of Class A shares totaled $264,581, of which $264,581 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $75,864 and $5,670, of which $45,838 and $1,194, respectively, were paid to an affiliated broker/dealer for Class B and Class C. During the six months ended April 30, 1997, OFDI received contingent deferred sales charges of $5,403 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                                  OppenheimerFunds Services (OFS), a division
                 of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                                  The Fund has adopted a Service Plan for Class
                 A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1997, OFDI paid $258,123 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                                  The Fund has adopted compensation type
                 Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1997, OFDI retained $23,190 and $1,581, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. As of April 30, 1997, OFDI had incurred unreimbursed expenses of $159,222 for Class B and $7,701 for Class C.



20  Oppenheimer Disciplined Allocation Fund

================================================================================
5. ILLIQUID AND
   RESTRICTED SECURITIES
                 At April 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at April 30, 1997 was $2,420,704, which represents 1.03% of the Fund's net assets.

================================================================================
6. SUBSEQUENT EVENT
                 Effective June 11, 1997, the custodian of portfolio securities will change from State Street Bank and Trust Company to The Bank of New York.




21  Oppenheimer Disciplined Allocation Fund

OPPENHEIMER DISCIPLINED ALLOCATION FUND
A Series of Oppenheimer Series Fund, Inc.

================================================================================
OFFICERS AND DIRECTORS
                 Leon Levy, Chairman of the Board of Directors
                 Donald W. Spiro, Vice Chairman of the Board of Directors Bridget A. Macaskill, Director and President
                 Robert G. Galli, Director
                 Benjamin Lipstein, Director
                 Elizabeth B. Moynihan, Director
                 Kenneth A. Randall, Director
                 Edward V. Regan, Director
                 Russell S. Reynolds, Jr., Director
                 Pauline Trigere, Director
                 Clayton K. Yeutter, Director
                 Peter M. Antos, Vice President
                 Robert C. Doll, Jr., Vice President
                 Stephen F. Libera, Vice President
                 Michael C. Strathearn, Vice President
                 Kenneth B. White, Vice President
                 Arthur J. Zimmer, Vice President
                 George C. Bowen, Treasurer
                 Robert J. Bishop, Assistant Treasurer
                 Scott T. Farrar, Assistant Treasurer
                 Andrew J. Donohue, Secretary
                 Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER
                 OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR
                 OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT
                 OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES
                 State Street Bank and Trust Company

================================================================================
INDEPENDENT AUDITORS
                 KPMG Peat Marwick LLP

================================================================================
LEGAL COUNSEL
                 Gordon Altman Butowsky Weitzen Shalov & Wein

                 The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Disciplined Allocation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Allocation Fund. For material information concerning the Fund, see the Prospectus.
                 Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



22  Oppenheimer Disciplined Allocation Fund

OPPENHEIMERFUNDS FAMILY

================================================================================
                 OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                                  When you invest with OppenheimerFunds, you
                 can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                                  At OppenheimerFunds we don't charge a fee to
                 exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

====================================================================================================================================
REAL ASSET FUNDS                  Real Asset Fund                               Gold & Special Minerals Fund

====================================================================================================================================
STOCK FUNDS                       Developing Markets Fund                       Growth Fund
                                  Global Emerging Growth Fund                   Global Fund
                                  Enterprise Fund                               Quest Global Value Fund
                                  International Growth Fund                     Disciplined Value Fund
                                  Discovery Fund                                Oppenheimer Fund
                                  Quest Small Cap Value Fund                    Value Stock Fund
                                  Capital Appreciation Fund(2)                  Quest Value Fund
                                  Quest Capital Value Fund

====================================================================================================================================
STOCK & BOND FUNDS                Main Street Income & Growth Fund              Equity Income Fund
                                  Quest Opportunity Value Fund                  Disciplined Allocation Fund
                                  Total Return Fund                             Multiple Strategies Fund(3)
                                  Quest Growth & Income Value Fund              Strategic Income & Growth Fund
                                  Global Growth & Income Fund                   Bond Fund for Growth

====================================================================================================================================
BOND FUNDS                        International Bond Fund                       Bond Fund
                                  High Yield Fund                               U.S. Government Trust
                                  Champion Income Fund                          Limited-Term Government Fund
                                  Strategic Income Fund

====================================================================================================================================
MUNICIPAL FUNDS                   California Municipal Fund(4)                  Insured Municipal Fund
                                  Florida Municipal Fund(4)                     Intermediate Municipal Fund
                                  New Jersey Municipal Fund(4)
                                  New York Municipal Fund(4)                    Rochester Division
                                  Pennsylvania Municipal Fund(4)                Rochester Fund Municipals
                                  Municipal Bond Fund                           Limited Term New York Municipal Fund

====================================================================================================================================
MONEY MARKET FUNDS(5)             Money Market Fund                             Cash Reserves

====================================================================================================================================
LIFESPAN                          Growth Fund                                   Income Fund
                                  Balanced Fund


               1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.

               2. On 12/18/96, the Fund's name was changed from "Target Fund."

               3. On 3/6/97, the Fund's name was changed from "Asset Allocation Fund."

               4. Available only to investors in certain states.

               5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203. (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.


23  Oppenheimer Disciplined Allocation Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0205.001.0497       June 30, 1997

[PHOTO]
Customer Service Representative
OppenheimerFunds Services

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that ''links'' your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

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